Expense Example - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Nov. 08, 2023 USD ($)
VIP High Income Portfolio - Initial Class
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	1,014
VIP High Income Portfolio - Service Class
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	1,120
VIP High Income Portfolio - Service Class 2
Expense Example:
1 year	108
3 years	337
5 years	585
10 years	$ 1,294